RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Notes to Financial Statements
NOTE 7 - RELATED PARTY TRANSACTIONS

Parties are considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal stockholders of the Company, its management, members of the immediate families of principal stockholders of the Company and its management and other parties with which the Company may deal where one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions. All transactions shall be recorded at fair value of the goods or services exchanged. Property purchased from a related party is recorded at the cost to the related party and any payment to or on behalf of the related party in excess of the cost is reflected as compensation or distribution to related parties depending on the transaction.

In December 2015, the Company through its wholly owned subsidiaries, Tween Entertainment, executed a month to month operating lease agreement with the CEO of the Company. The lease premise is located in Mt. Kisco, New York and the initial term was for a period of 12 months commencing in December 2015 and expiring in December 2016. The lease is currently on a month to month lease.

The lease requires the Company to pay a monthly base rent of $1,000. The Company has paid rent of $6,000 and $6,000 during the six months ended March 31, 2018 and 2017 respectively.

On January 5, 2016, the Company entered into a 2 month consulting agreement with a consultant company to provide business advisory services. Pursuant to the consulting agreement, the Company paid a total of $5,000 during the term of the agreement. One of the members of CFTB is an affiliate of this consulting company.

During April 2016, the CEO and a director of the Company loaned $201 and $2,500, respectively, to the Company for working capital purposes. This loan is non-interest bearing and is due on demand.

The CEO of the Company, who is the creator, writer and also acted as a producer of the Movie is entitled to receive a writer’s fee of $25,000 and producer’s fee of $100,000 to be paid from gross revenues derived from the Movie or the sale of ancillary products. As of March 31, 2018, the Company recorded a total of $125,000 in accrued expenses for services rendered by the CEO of the Company and a corresponding increase in film cost.

Parties are considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal stockholders of the Company, its management, members of the immediate families of principal stockholders of the Company and its management and other parties with which the Company may deal where one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions. All transactions shall be recorded at fair value of the goods or services exchanged. Property purchased from a related party is recorded at the cost to the related party and any payment to or on behalf of the related party in excess of the cost is reflected as compensation or distribution to related parties depending on the transaction.

In December 2015, the Company through its wholly owned subsidiaries, Tween Entertainment, executed a month to month operating lease agreement with the CEO of the Company. The lease premise is located in Mt. Kisco, New York and the initial term was for a period of 12 months commencing in December 2015 and expiring in December 2016. The lease is currently on a month to month lease. The lease requires the Company to pay a monthly base rent of $1,000. The Company has paid rent $12,000 and $6,700 during the year ended September 30, 2017 and September 30, 2016 respectively.

On January 5, 2016, the Company entered into a 2 month consulting agreement with a consultant company to provide business advisory services. Pursuant to the consulting agreement, the Company paid a total of $5,000 during the term of the agreement. One of the members of CFTB is an affiliate of this consulting company.

During April 2016, the CEO and a director of the Company loaned $201 and $2,500, respectively, to the Company for working capital purposes. This loan is non-interest bearing and is due on demand.

On April 5, 2016, the Company sold 40,000 shares of the Company’s common stock to a director of the Company for gross proceeds of $4,000 (see Note 8).

In June 2016, the Company sold 1,000,000 shares of the Company’s common stock to a consultant at $0.0025 per common share or $2,500. The Company received the proceeds of $2,500 as of September 30, 2016 from the consultant. The consultant is one of the members of CFTB (see Note 8).

In July 2017, the Company sold 1and ½ Class A units of membership interest in CFTB Movie to an affiliated company for $150,000. The affiliated company is owned by a director of the Company (see Note 8).

The CEO of the Company, who is the creator, writer and also acted as a producer of the Movie is entitled to receive a writer’s fee of $25,000 and producer’s fee of $100,000 to be paid from gross revenues derived from the Movie or the sale of ancillary products. As of September 30, 2017, the Company recorded a total of $125,000 in accrued expenses for services rendered by the CEO of the Company and a corresponding increase in film cost.